Financial and Capital Risk Management and Fair Value Measurement - Detailed Information About Gain Loss On Foreign Currency Translaction Recognized In Income Statement (Detail) - GBP (£)
£ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	£ (954)	£ (1,821)	£ 483
Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	787	3,584
U.S. dollars [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	920	4,088
Swiss Francs [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	9	9
Euro [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	£ (142)	£ (513)